Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,542)	$ (2,530)
Settlements	(1)		$ (11)
Interest	(79)	(90)	(113)
Contributions by employer	404	464	328
Non-investment expenses	(17)	(22)	(21)
Return on plan assets (net of interest on assets)	894	1,031	79
Arrangements divested	13	(8)
Currency exchange rate (loss)/gain	(135)	(113)
Ending balance	(2,499)	(2,542)	(2,530)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,616)
Settlements	(1)
Interest	(45)
Contributions by employer	349
Non-investment expenses	(17)
Arrangements divested	13
Currency exchange rate (loss)/gain	(104)
Ending balance	(1,501)	(1,616)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(926)
Interest	(34)
Contributions by employer	55
Currency exchange rate (loss)/gain	(31)
Ending balance	(998)	(926)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	13,749	13,642
Settlements	(306)
Interest	459	492
Contributions by plan participants	23	23
Contributions by employer	404	464
Benefits paid	(949)	(967)
Non-investment expenses	(17)	(22)
Return on plan assets (net of interest on assets)	894	1,031
Arrangements divested		(94)
Currency exchange rate (loss)/gain	1,000	(820)
Ending balance	15,257	13,749	$ 13,642
Plan assets [Member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	13,749
Settlements	(306)
Interest	459
Contributions by plan participants	23
Contributions by employer	349
Benefits paid	(894)
Non-investment expenses	(17)
Return on plan assets (net of interest on assets)	894
Currency exchange rate (loss)/gain	1,000
Ending balance	15,257	$ 13,749
Plan assets [Member] | Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions by employer	55
Benefits paid	$ (55)